Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Cash flows from operating activities:
Net Loss	$ (84,636)	$ (9,584)
Changes in net assets and liabilities:
Increase in prepaid expenses	(15,000)
Increase in accounts payable & accrued liabilities	1,166	$ 1,390
Cash used in operating activities:	(98,470)	$ (8,194)
Cash flows from financing activities:
Proceeds from related party loans	125,000
Repayment to related party loans	(25,000)	$ (75,000)
Cash provided by (used in) financing activities	100,000	(75,000)
Change in cash	1,530	(83,194)
Cash-beginning of period	5,170	88,364
Cash-end of period	$ 6,700	$ 5,170